Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel expense
Summary of total personnel expenses

Skr mn	2022	2021	2020
Salaries and remuneration to the Board of Directors and the CEO	-8	-8	-7
Salaries and remuneration to Senior Executives	-24	-25	-25
Salaries and remuneration to other employees	-201	-173	-168
Pensions	-72	-66	-64
Social insurance	-78	-70	-68
Other personnel expenses	-19	-17	-15
Total personnel expenses	-402	-359	-347

Summary of remuneration and other benefits to Board of Directors and Senior Executives

	Fee,
	includes
2022	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lennart Jacobsen[4], from March 24, 2022	-470	—	—	—	-470
Lars Linder-Aronson, resigned March 24, 2022	-154	—	—	—	-154
Other members of the Board of Directors:		—	—	—
Lennart Jacobsen[4],	-79	—	—	—	-79
Anna Brandt[5]	—	—	—	—	—
Reinhold Geijer	-348	—	—	—	-348
Eva Nilsagård	-335	—	—	—	-335
Hans Larsson, resigned March 24, 2022	-85	—	—	—	-85
Hanna Lagercrantz[5]	—	—	—	—	—
Håkan Berg, from March 24, 2022	-276	—	—	—	-276
Paula da Silva, from March 24, 2022	-266	—	—	—	-266
Katarina Ljungqvist, from March 24, 2022	-266	—	—	—	-266
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-5,434	-19	-1,668	-7,121
Per Åkerlind, Deputy Chief Executive Officer, resigned June 30, 2022	—	-1,772	-17	-652	-2,441
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,802	-34	-668	-2,504
Andreas Ericson, Head of International Finance, resigned March 31, 2022	—	-509	-9	-175	-693
Pontus Davidsson, Head of International Finance, from September 8, 2022	—	-981	-5	-196	-1,182
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,018	-17	-608	-3,643
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,465	-37	-604	-3,106
Jens Hedar, Head of Client Relationship Management	—	-2,454	-18	-803	-3,275
Peter Svensén, Chief Risk Officer (CRO), resigned December 11, 2022	—	-2,525	-30	-593	-3,148
Anna-Lena Söderlund, Chief Risk Officer (CRO), from December 12, 2022	—	-89	-1	-38	-128
Sirpa Rusanen, Chief Human Resources Officer (CHRO), resigned September 15, 2022	—	-1,254	-17	-479	-1,750
Jenny Lilja Lagercrantz, Chief Human Resources Officer (CHRO), from September 16, 2022	—	-613	-4	-169	-786
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,532	-28	-839	-3,399
Maria Simonson, Chief Sustainability Officer (CSO), from April 1, 2022	—	-1,575	-12	-433	-2,020
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022	—	-144	-1	-54	-199
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022	—	-310	-3	-93	-406
Tomas Nygård, Chief Information Officer (CIO), from May 1, 2022	—	-1,272	-11	-348	-1,631
Total	-2,279	-28,749	-263	-8,420	-39,711
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Lennart Jacobsen was a member of the Board until March 23, 2022 and Chairman from March 24, 2022.
5	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2021	committee	Fixed		Other
Skr thousand	fee	remuneration[1]		benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-609	—		—	—	-609
Other members of the Board of Directors:
Lennart Jacobsen, from March 24, 2021	-238	—		—	—	-238
Anna Brandt[4]	—	—		—	—	—
Reinhold Geijer	-318	—		—	—	-318
Eva Nilsagård	-334	—		—	—	-334
Hans Larsson	-334	—		—	—	-334
Hanna Lagercrantz[4]	—	—		—	—	—
Cecilia Ardström, resigned March 24, 2021	-83	—		—	—	-83
Ulla Nilsson, resigned March 24, 2021	-84	—		—	—	-84
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5], resigned July 15, 2021	—	-3,130		-15	-896	-4,041
Magnus Montan, Chief Executive Officer (CEO)[5], from July 16, 2021	—	-2,459	[6]	-8	-837	-3,304
Per Åkerlind, Deputy Chief Executive Officer	—	-3,544		-20	-1,266	-4,830
Karl Johan Bernerfalk, General Counsel, Head of Legal and Sustainability Analysis	—	-1,643		-35	-574	-2,252
Andreas Ericson, Head of International Finance	—	-2,020		-34	-646	-2,700
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,007		-16	-532	-3,555
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,459		-30	-529	-3,018
Jens Hedar, Head of Client Relationship Management	—	-2,485		-17	-721	-3,223
Petra Könberg, Head of Marketing and Communications, resigned November 30, 2021	—	-1,219		-31	-427	-1,677
Peter Svensén, Chief Risk Officer (CRO)	—	-2,624		-26	-555	-3,205
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,749		-24	-687	-2,460
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,552		-16	-804	-3,372
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,749		-16	-520	-2,285
Total	-2,000	-30,640		-288	-8,994	-41,922
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson and the current CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of their respective fixed salary.
6	Employed since June 1, 2021.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2020	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-588	—	—	—	-588
Other members of the Board of Directors:
Cecilia Ardström	-322	—	—	—	-322
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-288	—	—	—	-288
Eva Nilsagård	-297	—	—	—	-297
Ulla Nilsson	-322	—	—	—	-322
Hans Larsson	-302	—	—	—	-302
Hanna Lagercrantz[4],	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,234	-33	-1,536	-6,803
Per Åkerlind, Deputy Chief Executive Officer and Head of Strategic Partnerships and Relations	—	-3,527	-31	-1,257	-4,815
Karl Johan Bernerfalk, General Counsel, Head of Legal	—	-1,576	-31	-552	-2,159
Andreas Ericson, Head of Mid Corporates	—	-2,024	-32	-631	-2,687
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,964	-18	-515	-3,497
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,389	-18	-524	-2,931
Jens Hedar, Head of Large Corporates	—	-2,316	-18	-635	-2,969
Petra Könberg, Head of Marketing and Communications	—	-1,286	-34	-428	-1,748
Peter Svensén, Chief Risk Officer (CRO)	—	-2,597	-26	-569	-3,192
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,719	-22	-675	-2,416
Susanna Rystedt, Head of Business Development, Business Support and Transformation	—	-2,501	-16	-788	-3,305
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,671	-16	-493	-2,180
Total	-2,119	-29,804	-295	-8,603	-40,821
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Summary of information about pension plans

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2022	2021	2020
Service cost	-5	-7	-5
Regulation of pension obligations	0	0	0
Interest cost, net	-1	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-6	-8	-6
Pension cost for defined contribution pension cost incl. payroll tax	-66	-58	-58
Pension cost recognized in personnel costs	-72	-66	-64

Actuarial gains (+) and losses (-) on defined benefit obligation during period	92	23	-2
Return above expected return, gains (+) and losses (-) on plan assets	-28	1	3
Change in the effect of the asset ceiling excluding interest	-21	—	—
Revaluation of defined benefit plans	43	24	1

Net value of defined benefit pension obligations

Skr mn	2022	2021	2020
Defined benefit obligations	167	258	277
Plan assets	-180	-201	-195
Restriction due to the asset ceiling	21	—	—
Provision for pensions, net obligation[1]	8	57	82

Summary of development of defined benefit obligations and assets

Development of defined benefit obligations

Skr mn	2022	2021	2020
Defined benefit obligation, opening balance	258	277	272
Service cost	5	7	6
Interest cost	4	3	5
Pension Payments incl. special payroll tax	-8	-7	-9
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	—	-2	—
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-98	-24	12
Actuarial gains (-) and losses (+), effect due to experience based outcome	6	4	-9
Defined benefit obligation, closing balance	167	258	277

Development of plan assets related to defined benefit obligation

Skr mn	2022	2021	2020
Fair value of plan assets, opening balance	201	195	189
Expected return on plan assets	4	2	3
Contributions by the employer[1]	10	9	7
Benefits paid[2]	-7	-6	-8
Return on plan assets excluding interest income	-28	1	4
Fair value of plan assets, closing balance	180	201	195
1	Expected contribution from the employer in the following year is Skr 6 million (2021: Skr 6 million), excluding payroll tax.
2	Expected compensation paid in the following year is Skr 8 million (2021: Skr 7 million).

Summary of plan assets

Distribution of plan assets related to defined benefit obligation

Skr mn	2022	2021	2020
Domestic equity investments	4	4	4
Foreign equity investments	22	24	23
Domestic government bonds	29	34	41
Domestic corporate bonds	9	12	18
Mortgage bonds	39	57	53
Other Investments	48	44	33
Properties	29	26	23
Total plan assets	180	201	195

Summary of principal actuarial assumptions used end of year

Percent	2022	2021	2020
Discount rate	4.0	1.8	1.25
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	1.8
Expected lifetime	DUS21	DUS21	DUS14
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Skr mn	2022	2021	2020	2022	2021	2020
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	227	329	358	151	206	218
Service cost	4	7	9	3	4	5
Interest cost	6	2	1	7	6	5

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	193	270	291	176	245	264
Service cost	3	5	7	3	5	7
Interest cost	7	5	4	6	4	3

Summary of net reconciliation of pension liabilities

Skr mn	2022	2021	2020
Pension liabilities, opening balance	57	82	83
Net periodic pension cost	6	8	8
Contributions by the employer	-10	-8	-7
Net pension payments	-2	-1	-1
Revaluations recognized in other comprehensive income	-43	-24	-1
Pension liabilities, closing balance	8	57	82

Summary of information about employees

Average number of employees

	2022	2021	2020
Women	132	127	123
Men	134	129	125
Total average number of employees	266	256	248

Employees at year-end[1]

Number	2022	2021	2020
Women	137	132	125
Men	146	132	128
Total employees[2]	283	264	253
of which full-time employees	267	259	247
allocation of women/men	48/52	49/51	49/51
of which part-time employees	5	5	6
allocation of women/men	80/20	80/20	83/17
of which permanent employees	281	263	253
allocation of women/men	48/52	50/50	49/51
of which temporary employees	2	1	0
allocation of women/men	50/50	0/100	0/0
of which hourly employees[3]	11	—	—
allocation of women/men	55/45	—	—
of which managers	31	33	31
of which non-management	252	231	222
1	Information collected from the HR system.
2	In addition to its employees, SEK had 72 consultants (2021: 73 consultants) engaged at year-end 2022, of which the majority work with IT-related projects.
3	Hourly employees were excluded in previous years.

Employees by age distribution

Number	2022	2021	2020
Total employees	283	264	253
of which under the age of 30 years	9%	4%	5%
of which between ages 30 and 50 years	45%	50%	48%
of which over the age of 50 years	46%	46%	47%

Employee turnover

Number	2022	2021	2020
Employees who left employment	38	20	16
of which women	19	7	8
of which men	19	13	8
of which under the age of 30 years	2	1	0
of which between 30 and 50 years	19	9	12
of which over 50 years	17	10	4

Health

Percent	2022	2021	2020
Absence due to sickness[1]	2.9	3.5	2.1
1	Number of hours of absence due to sickness in relation to scheduled working hours.

Equality and diversity

	2022	2021	2020
Allocation of women/men on the Board of Directors	63/37	43/57	62/38
Allocation of women/men in SEK’s executive management	45/55	36/64	50/50
Allocation of women/men in management positions	52/48	45/55	48/52
Allocation of women/men at SEK in total	48/52	50/50	49/51